CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 892	$ 948	$ 2,335
Prepaid expenses and other current assets	507	646	601
Assets held for sale (Note 2 and 4)			15,565
Total current assets	1,399	1,594	18,501
Non-current assets:
Investment properties (Note 5)	2,380	2,055
Investment in other company (Note 5)	1,806	1,806
Property and equipment, net (Note 7)	4	5
Other assets, net	302	334
Total non-current assets	4,492	4,200
Total assets	5,891	5,794	18,501
Current liabilities:
Notes payable	516	778
Accounts payable	705	612	6,648
Accrued compensation and related expenses (Note 10)	389	467	4,029
Other accrued liabilities	2,745	2,450	6,023
Liabilities related to assets held for sale			3,209
Total current liabilities	4,355	4,307	19,909
Non-current liabilities:
Option to purchase Redeemable Convertible B Preferred Stock (Note 14)	1,418	4,390
Note payable, net of current portion (Note 12)	452	454
Total non-current liabilities	1,870	4,844
Total liabilities	6,225	9,151	19,909
Commitment and contingencies (Note 13)
Redeemable Convertible Preferred Stock Series B, $.01 par value; 15,000,000 shares authorized at December 31, 2017; 1,500,000 issued and outstanding at December 31, 2017, net of amount allocated to option to purchase additional shares; Aggregate liquidation preference $1,503,000 at December 31, 2017 (Note 14)	2,545	87
Stockholders' deficit (Note 14):
Common Stock, $.01 par value, 500,000,000, 500,000,000 and 50,000,000 shares authorized at June 30, 2018 (unaudited), December 31, 2017 and 2016 respectively; 14,833,920 , 11,868,619 and 4,361,094 shares issued and outstanding at June 30, 2018 (unaudited), December 31, 2017 and 2016, respectively	149	119	44
Preferred stock
Additional paid-in capital	134,974	132,446	118,762
Accumulated deficit	(137,030)	(135,022)	(115,635)
Accumulated other comprehensive loss	(1,145)	(1,162)	(4,579)
Total stockholders' deficit attributable to FC Global Realty Incorporate	(3,051)	(3,618)	(1,408)
Noncontrolling interest (Note 5)	172	174
Total stockholders' deficit	(2,879)	(3,444)	(1,408)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	5,891	5,794	18,501
Series B Preferred Stock [Member]
Stockholders' deficit (Note 14):
Preferred stock	1
Total stockholders' deficit attributable to FC Global Realty Incorporate	2,545	87
Preferred A Stock [Member]
Stockholders' deficit (Note 14):
Preferred stock		1
Total stockholders' deficit	$ 1	$ 1